UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2008

USAA
EAGLE
LOGO (R)


                            USAA CALIFORNIA BOND Fund


                      1ST QUARTER Portfolio of Investments


                                 June 30, 2008

                                                                      (Form N-Q)

48500-0808                                    (C)2008, USAA. All rights reserved
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                        of INVESTMENTS


USAA CALIFORNIA BOND FUND
JUNE 30, 2008 (UNAUDITED)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: California State Teachers' Retirement System.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: California Health Insurance Construction Loan Insurance Program or California State General Obligation.

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                        of INVESTMENTS
                        (continued)


USAA CALIFORNIA BOND FUND
JUNE 30, 2008 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD            Community College District
ETM            Escrowed to final maturity
PRE            Prerefunded to a date prior to maturity
USD            Unified School District


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                        of Investments (in thousands)


USAA CALIFORNIA BOND FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON             FINAL           MARKET
   AMOUNT      SECURITY                                     RATE          MATURITY            VALUE
----------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (96.4%)

               CALIFORNIA (96.4%)
$  4,500       Antelope Valley Healthcare District (INS)    5.20%         1/01/2027         $ 4,560
  16,700       Association of Bay Area Governments (INS)    6.20         11/01/2029          16,863
  17,520       Association of Bay Area Governments (INS)    4.75          3/01/2036          15,616
   6,100       Baldwin Park USD (INS)                       5.00 (a)      8/01/2031           1,615
   6,375       Baldwin Park USD (INS)                       5.01 (a)      8/01/2032           1,602
  14,595       Chabot-Las Positas CCD (INS)                 5.06 (a)      8/01/2034           3,451
  10,000       Chabot-Las Positas CCD (INS)                 5.07 (a)      8/01/2035           2,197
  12,605       Coast CCD (INS)                              5.48 (a)      8/01/2034           3,053
   5,000       Coronado Community Dev. Agency (INS) (PRE)   5.60          9/01/2030           5,413
   4,140       Educational Facilities Auth. (INS) (PRE)     5.75         11/01/2030           4,434
   1,860       Educational Facilities Auth. (INS)           5.75         11/01/2030           1,932
   2,755       Escondido (INS)                              5.75          9/01/2030           2,865
   3,190       Escondido (INS) (PRE)                        5.75          9/01/2030           3,430
   2,000       Fontana USD (INS)                            5.75          5/01/2022           2,069
   1,500       Fresno (INS)                                 5.50          7/01/2030           1,557
  18,000       Golden State Tobacco Securitization,
                 4.55%, 6/01/2010 (INS)                     4.57 (b)      6/01/2022          15,092
  17,000       Golden State Tobacco Securitization          5.00          6/01/2033          13,837
  10,000       Golden State Tobacco Securitization (INS)    5.00          6/01/2035           9,435
   1,000       Health Facilities Financing Auth. (NBGA)     5.50          1/01/2019           1,004
   2,200       Health Facilities Financing Auth. (NBGA)     5.00         11/01/2024           2,205
   2,000       Health Facilities Financing Auth. (NBGA)     5.00         11/01/2029           1,946
  16,510       Health Facilities Financing Auth.            5.00         11/15/2034          15,686
  11,230       Health Facilities Financing Auth. (NBGA)     5.00          7/01/2036          10,725
   6,000       Health Facilities Financing Auth.            5.25          4/01/2039           5,787
  17,085       Health Facilities Financing Auth.            5.25         11/15/2046          16,706
   3,000       Housing Finance Agency (INS)                 6.05          8/01/2027           3,072
   9,310       Indio Redevelopment Agency                   5.25          8/15/2031           9,030
   2,630       Indio Redevelopment Agency                   5.25          8/15/2035           2,527
   1,000       Infrastructure and Economic Dev. Bank        5.63          7/01/2020           1,012
   1,250       Infrastructure and Economic Dev. Bank        5.75          7/01/2030           1,257
   6,000       Inland Empire Tobacco Securitization
                 Auth., 5.75%, 12/01/2011                   5.75 (b)      6/01/2026           4,284
   5,000       Irvine USD Financing Auth. (INS)             5.00          9/01/2038           4,579
   7,500       Long Beach Bond Finance Auth.                5.00         11/15/2035           6,417
  10,700       Los Angeles Department of Water and
                 Power                                      5.00          7/01/2030          10,823
  10,000       Los Angeles Municipal Improvement Corp.
                 (INS)                                      4.75          8/01/2032           9,598
   1,000       Los Banos Redevelopment Agency (INS)         5.00          9/01/2036             922
   7,070       Marina Coast Water District (INS)            5.00          6/01/2037           6,870
   7,500       Monterey Peninsula CCD (INS)                 5.11 (a)      8/01/2029           2,302
   1,405       Municipal Finance Auth. (INS)                5.00          6/01/2031           1,340
   1,000       Municipal Finance Auth. (INS)                5.00          6/01/2036             936
   5,000       Norwalk Redevelopment Agency (INS)           5.00         10/01/2030           4,862
   3,500       Norwalk Redevelopment Agency (INS)           5.00         10/01/2035           3,374
   7,500       Norwalk-La Mirada USD (INS)                  5.00 (a)      8/01/2030           2,332
  15,200       Oakland USD (INS) (PRE)                      5.50          8/01/2024          16,102
   5,500       Palomar Pomerado Health (INS)                4.89 (a)      8/01/2026           2,109
     970       Poway Redevelopment Agency (INS)             5.75          6/15/2033           1,029
   4,030       Poway Redevelopment Agency (INS) (PRE)       5.75          6/15/2033           4,402
   2,400       Public Works Board                           5.25          6/01/2024           2,459


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                        of Investments (in thousands)
                        (continued)

USAA CALIFORNIA BOND FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON             FINAL           MARKET
   AMOUNT      SECURITY                                     RATE          MATURITY            VALUE
----------------------------------------------------------------------------------------------------
$  2,500       Public Works Board                           5.25%         6/01/2025         $ 2,554
   6,500       Public Works Board                           5.00         11/01/2029           6,580
   7,900       Public Works Board                           5.25          6/01/2030           7,977
   5,470       Public Works Board                           5.00          4/01/2031           5,404
   6,875       Public Works Board                           5.00          4/01/2031           6,792
   5,705       Public Works Board                           5.00          4/01/2031           5,636
   6,775       Regents of Univ. of California (INS)         4.75          5/15/2030           6,613
   5,000       Regents of Univ. of California (INS)         4.75          5/15/2031           4,877
  10,000       Riverside County Public Financing Auth.
                 (INS)                                      4.75         10/01/2035           9,011
   7,030       Sacramento City Financing Auth. (INS)        5.00         12/01/2036           6,956
  20,225       Sacramento County Sanitation District
                 Finance Auth. (INS) (PRE)                  5.63         12/01/2030          21,828
  10,990       Sacramento Municipal Utility District
                 Financing Auth. (INS)                      4.75          7/01/2025          10,353
  12,805       San Bernardino County Redevelopment
                 Agency (INS)                               5.00          9/01/2030          11,943
  11,340       San Bernardino County Redevelopment
                 Agency (INS)                               5.00          9/01/2035          10,249
   1,110       San Diego County                             5.00          9/01/2023           1,040
   8,000       San Francisco Bay Area Rapid Transit
                 District (INS) (PRE)                       5.50          7/01/2029           8,382
   3,190       San Francisco City and County Airport
                 (INS) (PRE)                                5.63          5/01/2025           3,396
   3,500       San Francisco City and County Airport        5.25          5/01/2026           3,518
   8,845       San Francisco City and County Airport
                 (INS) (PRE)                                5.63          5/01/2030           9,418
   5,000       San Francisco City and County
                 Redevelopment Financing Auth. (INS)        4.88          8/01/2036           4,503
   4,270       San Jose                                     4.95          4/01/2012           4,358
   4,000       San Jose Redevelopment Agency (INS)          4.45          8/01/2032           3,647
  14,000       Santa Ana USD (INS)                          5.70          8/01/2029          14,560
  11,215       Santa Clara Valley Water District (INS)
                 (PRE)                                      5.63          2/01/2025          11,694
   1,750       Sierra View Local Health Care District       5.25          7/01/2037           1,623
   9,645       Solano CCD (INS)                             4.96 (a)      8/01/2028           3,063
   9,735       Solano CCD (INS)                             5.00 (a)      8/01/2030           2,724
  10,000       South Orange County Public Financing
                 Auth. (INS)                                5.00          8/15/2032           9,686
     790       State (INS) (PRE)                            5.88         10/01/2026             834
   2,740       State (INS) (PRE)                            5.88         10/01/2026           2,893
   6,470       State (INS) (PRE)                            5.88         10/01/2026           6,832
  27,825       State (INS) (PRE)                            5.75          3/01/2030          29,422
   6,000       State                                        4.50          8/01/2030           5,540
   6,770       State                                        5.00          3/01/2032           6,742
   5,000       State                                        5.00         12/01/2032           4,979
   5,000       State                                        4.50         10/01/2036           4,471
  10,000       State (NBGA)                                 4.50         12/01/2037           8,801
   5,000       Statewide Communities Dev. Auth. (INS)       5.50          8/01/2022           4,667
   2,225       Statewide Communities Dev. Auth. (INS)       4.50          2/01/2027           1,999
  11,795       Statewide Communities Dev. Auth. (NBGA)      5.00         12/01/2027          11,558
   5,115       Statewide Communities Dev. Auth.             5.00          5/15/2031           4,663
   5,000       Statewide Communities Dev. Auth.             5.50          7/01/2031           5,021
  17,500       Statewide Communities Dev. Auth.             5.25          8/01/2031          17,303
   3,370       Statewide Communities Dev. Auth.             5.00          5/15/2032           3,050
   8,000       Statewide Communities Dev. Auth.             5.50         11/01/2032           8,015
  15,000       Statewide Communities Dev. Auth.             4.75          4/01/2033          13,667

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--------------------------------------------------------------------------------
                        of Investments (in thousands)
                        (continued)

USAA CALIFORNIA BOND FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON             FINAL           MARKET
   AMOUNT      SECURITY                                     RATE          MATURITY            VALUE
----------------------------------------------------------------------------------------------------
$ 5,000        Statewide Communities Dev. Auth. (INS)       4.60%         2/01/2037         $ 4,246
 13,000        Statewide Communities Dev. Auth. (NBGA)      5.00         12/01/2037          12,192
  9,000        Statewide Communities Dev. Auth.             5.00          5/15/2038           7,977
  2,500        Statewide Communities Dev. Auth.             5.00         11/15/2038           2,387
 19,080        Suisun City Public Financing Auth.           5.37 (a)     10/01/2033           4,548
 14,675        Vallejo Sanitation and Flood Control
                 District (INS)                             5.00          7/01/2019          14,671
  7,000        Vista (INS)                                  5.00          5/01/2037           6,884
  7,085        Washington Township Health Care District     5.13          7/01/2023           7,101
  6,080        Washington Township Health Care District     5.00          7/01/2037           5,704
  1,515        Watsonville  (ETM)                           6.20          7/01/2012           1,618
                                                                                      -------------
               Total Fixed-Rate Instruments (cost: $691,443)                                670,888
                                                                                      -------------

               PERIODIC AUCTION RESET BONDS (0.5%)

               CALIFORNIA (0.5%)
  3,200        Statewide Communities Dev. Auth. (INS)
                 (cost:  $3,200)                            7.35         12/01/2028           3,200
                                                                                      -------------

               VARIABLE-RATE DEMAND NOTES (1.9%)

               CALIFORNIA (1.9%)
 13,165        Health Facilities Financing Auth.
                 (LIQ)(INS) (cost:  $13,165)                7.75          9/01/2028          13,165
                                                                                       ------------

               TOTAL INVESTMENTS (COST: $707,808)                                      $    687,253
                                                                                       ============

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                        to Portfolio of INVESTMENTS


USAA CALIFORNIA BOND FUND
JUNE 30, 2008 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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                        to Portfolio of INVESTMENTS
                        (continued)

USAA CALIFORNIA BOND FUND
JUNE 30, 2008 (UNAUDITED)

B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs                                      Investments in Securities
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                     $-
Level 2 - Other Significant Observable Inputs                      687,253,000
Level 3 - Significant Unobservable Inputs                                    -
--------------------------------------------------------------------------------
Total                                                             $687,253,000
--------------------------------------------------------------------------------


C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to

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                        to Portfolio of INVESTMENTS
                        (continued)

USAA CALIFORNIA BOND FUND
JUNE 30, 2008 (UNAUDITED)

their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of June 30, 2008.

D. As of June 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2008, were $11,150,000 and $31,705,000, respectively, resulting in net unrealized depreciation of $20,555,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $695,572,000 at June 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 22, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 26, 2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    AUGUST 25, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.